1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Philip T. Hinkle philip.hinkle@dechert.com +1 202 261 3460 Direct +1 202 261 3050 Fax

June 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Eagle Point Income Company Inc.
Registration Statement of Form N-2
File Numbers: 333-231921, 811-23384

Ladies and Gentlemen:

On behalf of Eagle Point Income Company Inc. (formerly, EP Income Company LLC) (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is amendment No. 4 to the Registrant’s registration statement on Form N-2 under the Investment Company Act of 1940, as amended, and pre-effective amendment No. 1 to the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “Registration Statement”).

Please direct any questions concerning the filing to the undersigned at 202.261.3460 (or philip.hinkle@dechert.com) or Thomas Friedmann at 617.728.7120 (or thomas.friedmann@dechert.com).

Very truly yours,

/s/ Philip T. Hinkle